Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (15,894)	$ (64,023)
Currency impact on long term funding	(9,329)	(7,726)
Actuarial loss on defined benefit pension plan (note 9)	(9,364)	(5,226)
Unrealized capital gain – investments (note 3)	0	231
Loss on interest rate hedge	(905)	0
Amortization of loss on interest rate hedge	15	0
Total	(35,477)	(75,819)
Interest Rate Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gain on interest rate hedge	4,658	4,658
Amortization of gain on interest rate hedge	$ (4,658)	$ (3,733)